Notes Payable - Schedule of Maturities on Notes Payable (Details)	Jun. 30, 2017 USD ($)
Debt Disclosure [Abstract]
2017	$ 28,482
2018	498,377
2019	10,404
2020	1,468,874
Thereafter
Total	$ 2,006,137